RISK MANAGEMENT - Risk exposure by economic sector and risk region (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Debt instruments
RISK MANAGEMENT
Maximum Exposure to Credit Risk	$ 25,148,469	$ 27,418,197
Debt instruments | North America
RISK MANAGEMENT
Maximum Exposure to Credit Risk	4,666,195	5,686,298
Debt instruments | Latin America
RISK MANAGEMENT
Maximum Exposure to Credit Risk	20,440,893	20,004,790
Debt instruments | Europe
RISK MANAGEMENT
Maximum Exposure to Credit Risk	41,381
Debt instruments | Other (Includes Funds and ETF)
RISK MANAGEMENT
Maximum Exposure to Credit Risk		1,727,109
Debt instruments | Corporate
RISK MANAGEMENT
Maximum Exposure to Credit Risk	3,675,913	4,197,844
Debt instruments | Financial
RISK MANAGEMENT
Maximum Exposure to Credit Risk	4,626,294	5,268,337
Debt instruments | Government Sectors
RISK MANAGEMENT
Maximum Exposure to Credit Risk	16,827,596	17,924,261
Debt instruments | Funds and ETF
RISK MANAGEMENT
Maximum Exposure to Credit Risk	18,666	27,755
Equity
RISK MANAGEMENT
Maximum Exposure to Credit Risk	543,210	544,668
Equity | North America
RISK MANAGEMENT
Maximum Exposure to Credit Risk	197	125
Equity | Latin America
RISK MANAGEMENT
Maximum Exposure to Credit Risk	529,033	473,259
Equity | Other (Includes Funds and ETF)
RISK MANAGEMENT
Maximum Exposure to Credit Risk	13,980	71,284
Equity | Corporate
RISK MANAGEMENT
Maximum Exposure to Credit Risk	279,396	329,249
Equity | Financial
RISK MANAGEMENT
Maximum Exposure to Credit Risk	211,037	199,760
Equity | Funds and ETF
RISK MANAGEMENT
Maximum Exposure to Credit Risk	52,777	15,659
Other financial instruments
RISK MANAGEMENT
Maximum Exposure to Credit Risk	38,319	42,171
Other financial instruments | Latin America
RISK MANAGEMENT
Maximum Exposure to Credit Risk	38,319	29,187
Other financial instruments | Europe
RISK MANAGEMENT
Maximum Exposure to Credit Risk		12,984
Other financial instruments | Corporate
RISK MANAGEMENT
Maximum Exposure to Credit Risk	23,887	42,171
Other financial instruments | Financial
RISK MANAGEMENT
Maximum Exposure to Credit Risk	14,432
Derivatives
RISK MANAGEMENT
Maximum Exposure to Credit Risk	1,824,750	9,189,488
Derivatives | North America
RISK MANAGEMENT
Maximum Exposure to Credit Risk	344,639	3,285,822
Derivatives | Latin America
RISK MANAGEMENT
Maximum Exposure to Credit Risk	1,009,595	2,102,995
Derivatives | Europe
RISK MANAGEMENT
Maximum Exposure to Credit Risk	467,937	3,117,284
Derivatives | Other (Includes Funds and ETF)
RISK MANAGEMENT
Maximum Exposure to Credit Risk	2,579	683,387
Derivatives | Corporate
RISK MANAGEMENT
Maximum Exposure to Credit Risk	951,573	1,403,527
Derivatives | Financial
RISK MANAGEMENT
Maximum Exposure to Credit Risk	870,598	7,096,094
Derivatives | Funds and ETF
RISK MANAGEMENT
Maximum Exposure to Credit Risk	$ 2,579	$ 689,867